Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 527,179	₩ 555,560	₩ 518,409
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	195,255	207,557	175,167
Cost Of Sale [Member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 331,924	₩ 348,003	₩ 343,242